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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07404

Invesco California Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    11/30/16

Item 1. Schedule of Investments.

Invesco California Value Municipal
Income Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	VK-CE-CAVMI-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–158.55%(a)

California–152.29%

ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/2027	$1,000	$1,110,880
ABAG Finance Authority For Non-profit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	2,000	2,185,680
Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub Lien RB	5.00%	10/01/2037	2,000	2,142,720
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (b)(c)	5.00%	12/01/2017	750	781,073
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB (b)(c)	7.50%	01/01/2020	1,550	1,776,486
Series 2010 A, RB (b)(c)	7.63%	01/01/2020	750	880,808
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (d)(e)	0.00%	08/01/2035	1,120	502,454
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (d)(e)	0.00%	08/01/2036	1,805	769,778
Anaheim (City of) Redevelopment Agency (Anaheim Merged Redevelopment Area); Series 2007 A, Ref. Tax Allocation RB (INS-AGM) (d)(f)	5.00%	02/01/2031	4,250	4,387,530
Anaheim City School District (Election of 2002); Series 2007, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(e)	0.00%	08/01/2024	4,970	3,852,595
Antelope Valley-East Kern Water Agency; Series 2016, Ref. Water RB	5.00%	06/01/2036	1,325	1,482,225
Series 2016, Ref. Water RB	5.00%	06/01/2037	1,700	1,900,260
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (d)	5.00%	08/01/2037	1,000	1,005,840
Bakersfield (City of); Series 2007 A, Wastewater RB (b)(c)	5.00%	09/15/2017	2,500	2,581,400
Bay Area Toll Authority (San Francisco Bay Area);
Series 2009 F-1, Toll Bridge RB (b)(c)(f)	5.13%	04/01/2019	4,500	4,887,675
Series 2009 F-1, Toll Bridge RB (b)(c)(f)	5.25%	04/01/2019	4,315	4,699,078
Series 2009 F-1, Toll Bridge RB (b)(c)(f)	5.25%	04/01/2019	4,795	5,221,803
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	3,500	3,901,065
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2026	1,245	924,089
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2028	3,000	2,037,420
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2031	2,010	1,175,589
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2032	430	240,976
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (d)	5.50%	08/01/2020	1,510	1,515,768
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB (e)	0.00%	06/01/2046	10,000	1,223,200
California (State of) (Green Bonds); Series 2014, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2037	1,755	1,955,614
California (State of) Department of Water Resources (Central Valley); Series 2008, Water System RB	5.00%	12/01/2029	70	73,798
Series 2008 AE, Water System RB (b)(c)	5.00%	06/01/2018	1,930	2,041,786
Series 2012 AN, Water System RB	5.00%	12/01/2032	1,600	1,815,952
California (State of) Department of Water Resources; Subseries 2005 F-5, Power Supply RB (b)(c)	5.00%	05/01/2018	2,000	2,110,520
California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,357,212
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (f)	5.00%	01/01/2038	7,480	7,741,950
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB	5.00%	10/01/2049	1,000	1,119,180
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB	5.38%	04/01/2034	2,000	2,181,700
Series 2009, RB	6.00%	04/01/2040	1,000	1,125,770
California (State of) Educational Facilities Authority (Stanford University); Series 2007 T-1, RB (f)	5.00%	03/15/2039	6,810	8,274,286
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (b)(c)(f)	5.25%	10/01/2018	10,200	10,962,348
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB (b)(c)	5.75%	09/01/2019	2,500	2,791,625

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2039	$2,500	$2,729,575
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB (b)(c)	5.00%	08/15/2019	6,000	6,570,300
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (d)	5.25%	07/01/2038	5,050	5,397,995
California (State of) Health Facilities Financing Authority (Lucile Packard Children’s Hospital); Series 2012, RB (f)	5.00%	08/15/2051	12,000	13,085,400
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008 C, RB (b)(c)	6.50%	10/01/2018	3,000	3,292,170
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 A, Ref. RB	4.00%	10/01/2047	1,000	957,210
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (f)	5.00%	11/15/2036	6,250	6,748,500
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	5,000	5,468,350
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/2040	4,000	4,476,240
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	3,500	3,916,535
Series 2011 D, Ref. RB (f)	5.25%	08/15/2031	10,000	11,251,800
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, Charter School RB	6.75%	08/01/2033	1,555	1,684,687
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	1,000	1,040,790
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/2049	3,700	4,081,359
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/2019	1,215	1,221,938
Series 2007, COP (b)(c)	5.25%	02/01/2017	2,690	2,709,798
Series 2007, COP	5.25%	02/01/2037	3,810	3,823,640
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/2040	3,850	4,080,769
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (g)	6.00%	07/01/2028	1,000	1,031,020
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,000	1,040,360
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (g)(h)	5.00%	07/01/2027	2,500	2,696,725
Series 2012, Water Furnishing RB (g)(h)	5.00%	07/01/2037	6,000	6,368,760
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/2040	5,000	5,421,550
California (State of) Public Works Board (Judicial Council); Series 2013 A, Lease RB	5.00%	03/01/2038	5,450	5,995,218
California (State of) Public Works Board (Various Capital); Series 2012 G, Lease RB	5.00%	11/01/2032	1,500	1,678,830
California (State of) Public Works Board (Various State Universities);
Series 2013 H, Lease RB (b)(c)	5.00%	09/01/2023	2,000	2,352,300
Series 2013 H, Lease RB (b)(c)	5.00%	09/01/2023	8,345	9,814,972
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.30%	07/01/2043	2,000	2,275,140
Series 2015, School Facility RB (g)	5.00%	07/01/2045	1,385	1,437,242
California (State of) School Finance Authority (Aspire Public Schools); Series 2016, Ref. Charter School RB (g)	5.00%	08/01/2046	1,500	1,550,430
California (State of) School Finance Authority (KIPP LA); Series 2014 A, Facilities RB	5.00%	07/01/2034	600	631,176
Series 2014 A, Facilities RB	5.13%	07/01/2044	750	786,555
Series 2015 A, Facilities RB (g)	5.00%	07/01/2045	1,150	1,193,378

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Adventist Health System); Series 2015, Ref. RB	5.00%	03/01/2033	$1,730	$1,939,330
Series 2015, Ref. RB	5.00%	03/01/2045	5,185	5,624,169
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, School Facility RB	6.38%	07/01/2047	2,060	2,262,539
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	4,000	4,378,120
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/2038	1,250	1,257,963
Series 2014 A, RB	6.38%	11/01/2043	4,035	4,379,266
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB (b)(c)	5.75%	05/15/2018	2,500	2,668,675
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/2030	4,325	4,712,304
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (b)(c)	6.25%	08/15/2018	2,750	2,988,370
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB (g)	5.13%	04/01/2037	1,500	1,507,845
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS-AGM) (d)	5.25%	10/01/2043	1,500	1,641,870
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2046	2,250	2,421,922
Series 2016 A, Ref. RB	5.00%	08/15/2051	2,000	2,152,300
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	5,000	5,468,850
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016 A, Ref. RB (g)	5.00%	06/01/2046	2,000	1,849,940
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,598,000
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (b)(c)	6.75%	08/01/2019	1,785	2,035,489
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (g)	7.25%	11/15/2041	2,000	2,220,300
California (State of) Statewide Communities Development Authority (St. Joseph Health System); Series 2000, RB (b)(c)	5.13%	07/01/2018	1,950	2,073,064
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB (f)	5.00%	12/01/2041	10,090	11,099,706
California (State of) Statewide Communities Development Authority; Series 2011, School Facilities RB	6.75%	07/01/2031	1,425	1,601,885
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2046	17,000	2,280,550
California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	2,500	2,764,575
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,259,607
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/2035	2,750	3,069,220
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/2038	2,215	2,422,302
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (b)(c)	5.25%	07/01/2019	1,905	2,092,147
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (b)(c)	5.25%	07/01/2019	1,095	1,202,573
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/2040	4,340	4,832,330
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	5,955	6,582,597
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2032	3,050	3,421,581
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	3,500	3,884,335
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	2,210	2,525,986
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	4,000	4,366,840
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	5,000	5,748,750
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	11,080	12,228,553
California Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB	5.00%	02/01/2039	3,000	3,282,450

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (b)(c)	5.00%	01/01/2028	$1,500	$1,793,130
California State University; Series 2009 A, Systemwide RB (b)(c)	5.25%	05/01/2019	5,000	5,463,050
Series 2012 A, Systemwide RB (f)	5.00%	11/01/2037	2,010	2,249,994
Series 2015 A, Ref. RB	5.00%	11/01/2043	3,000	3,332,430
Campbell Union High School District; Series 2008, Unlimited Tax GO Bonds (b)(c)	5.00%	08/01/2017	1,090	1,131,344
Series 2008, Unlimited Tax GO Bonds (b)(c)	5.00%	08/01/2017	1,620	1,681,447
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (d)	5.00%	11/01/2033	1,250	1,288,500
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(e)	0.00%	08/01/2029	625	392,344
Compton (City of); Series 2009, Water RB	6.00%	08/01/2039	1,750	1,821,645
Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. Special Tax RB	5.00%	09/01/2027	1,000	1,118,360
Series 2013, Ref. Special Tax RB	5.00%	09/01/2029	1,720	1,904,023
Series 2013, Ref. Special Tax RB	5.00%	09/01/2032	1,000	1,092,610
Culver City (City of) Redevelopment Agency; Series 2005 A, Ref. Tax Allocation RB (INS-AMBAC) (d)	5.00%	11/01/2025	2,000	2,006,000
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	1,865	1,891,278
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (b)(c)	5.00%	08/01/2017	2,045	2,102,096
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2039	4,420	1,669,964
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2048	2,860	699,613
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (f)	5.00%	06/01/2036	2,745	3,019,720
Eastern Municipal Water District Financing Authority; Series 2016 B, Ref. Water and Wastewaster RB	4.00%	07/01/2035	1,000	1,013,510
Series 2016 B, Ref. Water and Wastewaster RB	5.00%	07/01/2033	3,000	3,397,650
Eden (Township of) Healthcare District; Series 2010, COP (b)(c)	6.00%	06/01/2020	1,500	1,721,010
Series 2010, COP (b)(c)	6.13%	06/01/2020	500	575,785
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2031	2,735	1,518,855
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2033	615	311,122
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (d)	5.00%	09/01/2028	3,000	3,031,800
Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. Special Tax RB	5.00%	09/01/2034	1,000	1,065,350
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds (b)(c)(f)	5.00%	08/01/2021	13,500	15,421,725
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB (b)(e)	0.00%	01/01/2027	2,950	2,217,485
Series 2015, Ref. CAB Toll Road RB (INS-AGM) (d)(e)	0.00%	01/15/2035	6,245	2,824,988
Subseries 2014 B-1, Ref. Toll Road RB (c)	5.00%	01/15/2018	3,000	3,060,750
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. Special Tax RB	5.00%	09/01/2035	1,880	2,003,272
Series 2015, Ref. Special Tax RB	5.00%	09/01/2045	2,095	2,215,002
Garden Grove (City of) Agency for Community Development; Series 2008, Sub. RN (Acquired 05/27/2008; Cost $1,241,246) (g)	6.00%	10/01/2027	1,425	1,350,230
Gilroy Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)(e)	0.00%	08/01/2029	85	58,222
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (d)(e)	0.00%	08/01/2029	665	410,757
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	6,290	6,177,975
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	8,115	7,361,603
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	4,000	3,434,000
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,000	3,344,580
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	1,805	1,967,973

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(e)	0.00%	08/01/2024	$3,000	$2,346,660
Independent Cities Lease Finance Authority (Westlake Mobilehome Park); Series 2007 A, Ref. Mobile Home Park RB	5.00%	04/15/2047	1,500	1,516,275
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2036	10,000	2,415,900
Series 2007 C-2, Asset-Backed Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2047	25,000	2,805,500
Irvine (City of) (Reassessment District No. 12-1); Series 2012, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2024	1,145	1,286,808
Series 2012, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2025	500	559,100
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2025	355	398,864
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2026	400	446,496
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2027	325	360,471
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2028	350	386,712
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2029	705	769,423
Irvine (City of) Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1) ; Series 2014, Special Tax RB	5.00%	09/01/2044	1,055	1,099,183
Series 2014, Special Tax RB	5.00%	09/01/2049	1,055	1,098,318
Irvine Ranch Water District; Series 2016, Special Assessment RB	5.25%	02/01/2046	1,500	1,730,985
Irvine Unified School District; Series 2015, Ref. Special Tax RB	5.00%	09/01/2038	1,500	1,647,585
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (d)	5.00%	06/01/2031	3,110	3,117,122
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, Water Revenue COP (b)(c)	5.00%	05/01/2018	1,015	1,070,795
La Quinta (City of) Successor Agency to the Redevelopment Agency (Areas No. 1 and 2); Series 2013 A, Ref. Sub. Tax Allocation RB	5.00%	09/01/2027	1,000	1,118,360
Series 2013 A, Ref. Sub. Tax Allocation RB	5.00%	09/01/2028	4,000	4,451,040
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB (b)(c)	6.88%	08/01/2019	575	657,081
Series 2009, Tax Allocation RB	6.88%	08/01/2039	425	471,100
Long Beach (City of) (Long Beach Towne Center); Series 2008, Special Tax RB	5.75%	10/01/2025	2,000	2,087,140
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/2040	1,590	1,719,426
Series 2015, Marina System RB	5.00%	05/15/2026	1,000	1,107,850
Series 2015, Marina System RB	5.00%	05/15/2045	2,635	2,777,975
Long Beach Unified School District; Series 2012, Ref. Unlimited Tax GO Bonds (f)	5.00%	08/01/2031	11,625	12,971,756
Los Angeles (City of) (Sonnenblick Del Rio); Series 2000, Sr. COP (INS-AMBAC) (d)	6.00%	11/01/2019	2,315	2,324,908
Los Angeles (City of) Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. Special Tax RB	5.00%	09/01/2029	1,000	1,092,740
Series 2014, Ref. Special Tax RB	5.00%	09/01/2030	1,000	1,085,470
Los Angeles (City of) Community Redevelopment Agency (Grand Central Square- Los Angeles County Metropolitan Transportation Authority); Series 2007 B, Ref. MFH RB (INS-AMBAC) (d)(h)	4.75%	12/01/2026	2,215	2,263,907
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB (b)(c)	5.13%	05/15/2018	1,230	1,301,537
Series 2010 A, Sr. RB (f)	5.00%	05/15/2035	6,000	6,560,520
Series 2010 D, Sr. RB (f)	5.25%	05/15/2033	10,000	11,069,800
Los Angeles (City of) Department of Water & Power; Series 2009 A, Water System RB	5.38%	07/01/2038	2,000	2,141,020
Series 2011 A, Power System RB (f)	5.00%	07/01/2022	9,200	10,440,344
Series 2011 A, Water System RB	5.25%	07/01/2039	2,000	2,252,940
Series 2012 A, Water System RB (f)	5.00%	07/01/2043	5,250	5,828,340
Series 2013 B, Waterworks RB	5.00%	07/01/2027	3,000	3,440,010
Subseries 2007 A-1, Power System RB (INS-AMBAC) (d)	5.00%	07/01/2039	1,500	1,528,200
Subseries 2008 A-1, Power System RB (f)	5.25%	07/01/2038	8,200	8,637,716
Los Angeles (City of); Series 2012 B, Ref. Sub. Wastewater System RB (f)	5.00%	06/01/2032	10,000	11,134,600
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds (b)(c)(f)	5.00%	08/01/2018	8,000	8,507,920

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC) (d)(e)	0.00%	08/01/2026	$1,200	$842,904
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/2034	2,000	2,157,820
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds (INS-AGC) (d)	5.00%	01/01/2034	5,950	6,425,821
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,194,820
Marin (County of) Water District Financing Authority; Series 2012 A, Sub. Lien RB	5.00%	07/01/2044	4,000	4,410,680
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (d)(e)	0.00%	08/01/2034	850	408,519
Modesto (City of) (Community Center Refinancing); Series 1993 A, COP (INS-AMBAC) (d)	5.00%	11/01/2023	3,990	4,099,166
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (b)(c)	5.25%	08/01/2019	1,000	1,100,600
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (d)(e)	0.00%	08/01/2031	2,000	1,126,760
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (d)(e)	0.00%	08/01/2029	1,250	752,213
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	5.50%	03/01/2018	460	475,194
Series 2008 B, RB (g)	6.50%	03/01/2028	2,175	2,287,730
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/2025	975	1,074,928
Series 2012, Ref. Special Tax RB	5.00%	09/01/2026	1,000	1,098,440
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(e)	0.00%	09/01/2031	6,670	3,665,165
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/2032	750	894,068
Needles (City of) Public Utility Authority (Utility System Acquisition); Series 1997 A, RB	6.50%	02/01/2022	1,345	1,344,933
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/2032	1,700	1,894,939
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2039	1,500	1,679,175
Norwalk-La Mirada Unified School District; Series 2005 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(e)	0.00%	08/01/2029	6,000	3,738,480
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2028	670	447,687
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (h)	5.00%	05/01/2028	3,000	3,320,130
Oakland Unified School District (County of Alameda); Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2040	2,430	2,668,018
Orange (County of) Community Facilities District (No. 2004-1 Ladera Ranch); Series 2014 A, Ref. Special Tax RB	5.00%	08/15/2033	1,000	1,098,050
Series 2014 A, Ref. Special Tax RB	5.00%	08/15/2034	1,000	1,095,730
Orange (County of) Community Facilities District No. 2015-1 (Esencia Village); Series 2015 A, Special Tax RB	5.00%	08/15/2035	275	293,785
Series 2015 A, Special Tax RB	5.25%	08/15/2045	1,385	1,483,792
Orange (County of) Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, Special Tax RB	5.00%	08/15/2046	2,000	2,103,540
Orange (County); Series 2009 A, Airport RB	5.00%	07/01/2031	1,000	1,073,660
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (h)	5.45%	07/01/2020	250	250,140
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (h)	5.55%	07/01/2028	385	385,239
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (h)	6.00%	07/01/2018	110	110,131
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (h)	6.40%	07/01/2023	250	250,330
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (h)	6.50%	07/01/2027	365	365,511
Palomar Pomerado Health; Series 2009, COP (b)(c)	6.75%	11/01/2019	3,000	3,434,580
Pico Rivera (City of) Water Authority (Water System); Series 1999 A, RB (INS-NATL) (d)	5.50%	05/01/2019	630	658,709
Planada Elementary School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (d)(e)	0.00%	07/01/2049	8,440	1,914,445
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/2032	1,425	1,514,804
Series 2012, Ref. Special Tax RB	5.00%	09/01/2037	1,500	1,573,950

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Redding (City of); Series 2008 A, Electric System Revenue COP (INS-AGM) (d)	5.00%	06/01/2027	$725	$762,562
Regents of the University of California; Series 2009 E, Medical Center Pooled RB (b)(c)	5.50%	05/15/2017	2,500	2,578,575
Series 2009 O, General RB (b)(c)	5.25%	05/15/2019	425	465,031
Series 2009 O, General RB (b)(c)	5.25%	05/15/2019	830	906,493
Series 2009 O, General RB (b)(c)	5.25%	05/15/2019	245	267,579
Series 2009 O, General RB (f)	5.25%	05/15/2039	7,500	8,198,775
Series 2009 Q, General RB (f)(i)	5.00%	05/15/2034	9,080	9,312,448
Series 2013 AI, General RB (f)	5.00%	05/15/2038	6,000	6,643,980
Series 2016 L, Ref. Medical Center Pooled RB (f)	5.00%	05/15/2041	6,580	7,169,568
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,000	2,217,160
Riverside (City of); Series 2008 B, Water RB (INS-AGM) (d)	5.00%	10/01/2033	1,000	1,059,200
Series 2008 D, Electric RB (INS-AGM) (d)	5.00%	10/01/2028	2,085	2,214,374
Riverside (County of) Community Facilities District No. 07-2 (Clinton Keith); Series 2015, Special Tax Bonds	5.00%	09/01/2040	2,760	2,908,433
Series 2015, Special Tax Bonds	5.00%	09/01/2044	1,500	1,576,185
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/2032	2,000	2,198,020
Riverside Community College District (Election 2004); Series 2007 C, Unlimited Tax GO Bonds (b)(c)(f)	5.00%	08/01/2017	5,000	5,139,950
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. Special Tax Bonds	5.00%	09/01/2038	1,660	1,767,585
Roseville Joint Union High School District; Series 1995 B, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(e)	0.00%	06/01/2020	1,310	1,153,730
Sacramento (City of) Municipal Utility District; Series 2008 U, Electric RB (INS-AGM) (d)(f)	5.00%	08/15/2024	4,960	5,263,651
Series 2008 U, Electric RB (INS-AGM) (d)(f)	5.00%	08/15/2026	10,000	10,605,200
Series 2008 U, Ref. Electric RB (b)(c)	5.00%	08/15/2018	385	410,252
Series 2008 U, Ref. Electric RB (INS-AGM) (d)	5.00%	08/15/2024	615	652,650
Series 2011 X, Ref. Electric RB (b)(c)	5.00%	08/15/2021	730	835,346
Series 2011 X, Ref. Electric RB	5.00%	08/15/2027	2,120	2,391,318
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB	5.00%	12/01/2026	1,500	1,720,845
Sacramento (County of); Series 2008 A, Sr. Airport System RB (INS-AGM) (d)	5.00%	07/01/2032	1,000	1,046,430
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	5,000	5,421,650
San Clemente (City of) (Community Facilities District 2006-1); Series 2015, Special Tax RB	5.00%	09/01/2040	685	720,305
San Diego (City of) Public Facilities Financing Authority (Ballpark Refunding);
Series 2016, Ref. Lease RB	5.00%	10/15/2028	1,000	1,140,130
Series 2016, Ref. Lease RB	5.00%	10/15/2031	1,300	1,457,092
San Diego (City of) Public Facilities Financing Authority (Capital Improvement); Series 2012 A, Lease RB	5.00%	04/15/2037	3,000	3,296,250
San Diego (City of) Public Facilities Financing Authority; Series 2009 B, Water RB (b)(c)	5.38%	08/01/2019	5,000	5,515,150
Subseries 2012 A, Ref. Water RB	5.00%	08/01/2032	5,000	5,579,250
San Diego (City of) Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	2,175	2,184,918
San Diego (City of) Regional Building Authority (County Operations Center); Series 2016 A, RB	5.00%	10/15/2035	1,500	1,675,170
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	4,880	5,295,044
Series 2010 A, Sub. RB	5.00%	07/01/2040	2,500	2,712,625
San Diego (County of) Regional Transportation Commission; Series 2014 A, Sales & Use Tax RB (f)	5.00%	04/01/2048	7,020	7,757,942
San Diego (County of) Water Authority; Series 2008 A, COP (b)(c)	5.00%	05/01/2018	2,080	2,194,941
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (b)(c)(f)	5.25%	08/01/2019	5,000	5,503,000

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2010 F, Second Series RB	5.00%	05/01/2040	$4,000	$4,331,640
Series 2011 C, Ref. Second Series RB (h)	5.00%	05/01/2023	3,000	3,347,010
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2025	5,000	5,571,650
Series 2011 G, Ref. Second Series Government Loan Program RB (b)(c)	5.25%	05/03/2021	2,170	2,490,639
Series 2011 G, Ref. Second Series Government Loan Program RB	5.25%	05/01/2028	830	944,059
San Francisco (City & County of) Airport Commission (San Francisco International Airport-SFO Fuel Co. LLC); Series 2000 A, Special Facilities Lease RB (INS-AGM) (d)(h)	6.13%	01/01/2027	1,660	1,666,955
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (f)	5.00%	11/01/2036	6,300	7,057,701
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB (b)(c)	6.50%	02/01/2021	400	476,268
Series 2011 C, Tax Allocation RB (b)(c)	6.75%	02/01/2021	500	600,340
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, Tax Allocation RB	5.00%	08/01/2026	220	248,063
Series 2014 A, Tax Allocation RB	5.00%	08/01/2028	370	411,899
Series 2014 A, Tax Allocation RB	5.00%	08/01/2029	450	498,258
Series 2014 A, Tax Allocation RB	5.00%	08/01/2032	785	859,693
Series 2014 A, Tax Allocation RB	5.00%	08/01/2033	375	409,369
Series 2014 A, Tax Allocation RB	5.00%	08/01/2043	1,000	1,077,070
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2033	1,635	1,733,721
San Francisco (City of) Bay Area Rapid Transit District (Election of 2004); Series 2013 C, Unlimited Tax GO Bonds (f)	5.00%	08/01/2037	5,000	5,629,150
San Francisco (City of) Bay Area Rapid Transit District; Series 2010, Ref. RB	5.00%	07/01/2028	1,000	1,098,930
Series 2012 A, RB	5.00%	07/01/2036	9,000	10,032,030
San Francisco (City of) Utilities Commission; Series 2012, Water RB	5.00%	11/01/2036	5,000	5,561,050
San Jose (City of) Financing Authority (Civic Center); Series 2013 A, Ref. RB	5.00%	06/01/2039	5,000	5,493,800
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(e)	0.00%	09/01/2032	1,000	532,550
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (d)	5.00%	08/01/2030	2,500	2,749,425
Sanger Unified School District; Series 1999, Ref. Unlimited Tax GO Bonds (INS-NATL) (d)	5.60%	08/01/2023	1,640	1,769,773
Santa Ana Unified School District (Financing Project); Series 1999, CAB COP (INS-AGM) (d)(e)	0.00%	04/01/2036	1,000	422,160
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB (b)(c)(f)	5.25%	05/15/2018	10,000	10,602,600
Santa Clara Valley Transportation Authority (2000-Measure A); Series 2007 A, Ref. Sales Tax RB (b)(c)	5.00%	04/01/2017	1,680	1,703,705
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.63%	09/01/2036	2,000	2,205,040
Series 2013, Special Tax RB	5.63%	09/01/2043	3,000	3,280,830
Santa Margarita/Dana Point Authority (Santa Margarita Water District Improvement Districts No. 2, 3 & 4); Series 2009 A, RB	5.13%	08/01/2038	1,500	1,583,415
Sierra View Local Health Care District; Series 2007, RB (b)(c)	5.25%	07/01/2017	2,000	2,051,320
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2036	7,000	2,145,990
Simi Valley Unified School District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(e)	0.00%	08/01/2028	1,520	980,674
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(e)	0.00%	08/01/2029	5,000	3,088,400
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(e)	0.00%	08/01/2030	1,210	706,991
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2028	750	827,243
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2029	900	989,451
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2030	1,000	1,094,810
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2032	1,680	1,830,780
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2033	1,000	1,087,000

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

South Orange (County of) Public Financing Authority; Series 1999, Special Assessment RB (INS-AGM) (d)	5.80%	09/02/2018	$1,745	$1,765,766
Southern California Metropolitan Water District; Series 2009 B, Ref. RB (f)	5.00%	07/01/2027	7,825	8,482,770
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011 1, RB (f)	5.25%	07/01/2031	2,850	3,204,654
Series 2011-1, RB (f)	5.25%	07/01/2029	2,850	3,261,341
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,730	7,688,074
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements - East); Series 2012 B, Special Tax RB	5.25%	09/01/2042	1,500	1,588,260
Turlock (City of) (Emanuel Medical Center, Inc.); Series 2007 A, Health Facility Revenue COP (b)(c)	5.13%	10/15/2017	1,000	1,035,920
Series 2007 B, Health Facility Revenue COP (b)(c)	5.13%	10/15/2017	1,000	1,035,920
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB (b)(c)	5.00%	04/01/2021	3,500	3,967,460
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/2038	7,000	7,549,780
Twin Rivers Unified School District (Election of 2006); Series 2008, Unlimited Tax GO Bonds (b)(c)	5.00%	08/01/2018	1,000	1,064,010
Vernon (City of); Series 2009 A, Electric System RB (b)(c)	5.13%	08/01/2019	770	824,085
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,790	1,922,299
Vista Unified School District (Election of 2002); Series 2007 C, Unlimited Tax GO Bonds (b)(c)(f)	5.00%	08/01/2017	2,185	2,245,568
West Basin Municipal Water District; Series 2008 B, Ref. COP (b)(c)	5.00%	08/01/2018	1,640	1,744,681
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(e)	0.00%	08/01/2025	5,000	3,758,350
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2032	9,370	4,759,491
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(e)	0.00%	08/01/2022	2,655	2,325,302
Series 2008 C, Unlimited Tax GO Bonds (b)(c)(f)	5.00%	08/01/2018	16,000	17,021,280
				950,634,093

Guam–4.17%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB (b)(c)	5.38%	12/01/2019	3,150	3,511,652
Series 2009 A, Limited Obligation RB (b)(c)	5.63%	12/01/2019	595	667,667
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2031	4,000	4,420,880
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (h)	6.38%	10/01/2043	3,000	3,459,090
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (d)	5.00%	10/01/2026	2,500	2,806,675
Series 2012 A, Ref. RB (INS-AGM) (d)	5.00%	10/01/2027	1,500	1,684,005
Series 2012 A, Ref. RB (INS-AGM) (d)	5.00%	10/01/2030	4,000	4,418,480
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2035	1,800	1,917,935
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	3,000	3,155,430
				26,041,814

Puerto Rico–0.36%

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB (b)(c)	5.45%	07/01/2017	2,200	2,249,192

Virgin Islands–1.73%

Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/2044	1,720	1,854,384
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	2,965	2,989,104

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–(continued)

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	$1,000	$973,620
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	3,080	2,906,780
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (g)	5.00%	09/01/2033	2,000	2,093,660
				10,817,548
TOTAL INVESTMENTS(j)–158.55% (Cost $924,885,195)				989,742,647

FLOATING RATE NOTE OBLIGATIONS–(30.53)%

Notes with interest and fee rates ranging from 1.08% to 1.47% at 11/30/2016 and contractual maturities of collateral ranging from 07/01/2022 to 08/15/2051 (See Note 1D)(k)				(190,610,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(30.16)%				(188,276,654)
OTHER ASSETS LESS LIABILITIES–2.14%				13,385,521
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$624,241,514

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	MFH	—Multi-Family Housing
AGM	—Assured Guaranty Municipal Corp.	NATL	—National Public Finance Guarantee Corp.
AMBAC	—American Municipal Bond Assurance Corp.	RB	—Revenue Bonds
CAB	—Capital Appreciation Bonds	Ref.	—Refunding
COP	—Certificates of Participation	RN	—Revenue Notes
GO	—General Obligation	Sr.	—Senior
INS	—Insurer	Sub.	—Subordinated

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.

(e)	Zero coupon bond issued at a discount.

(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $26,062,454, which represented 4.18% of the Trust’s Net Assets.

(h)	Security subject to the alternative minimum tax.

(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.0%

(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016. At November 30, 2016, the Trust’s investments with a value of $307,302,089 are held by TOB Trusts and serve as collateral for the $190,610,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

Invesco California Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily

Invesco California Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2016 was $71,997,709 and $59,098,993, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$68,123,573
Aggregate unrealized (depreciation) of investment securities	(5,710,437)
Net unrealized appreciation of investment securities	$62,413,136
Cost of investments for tax purposes is $927,329,511.

Invesco California Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco California Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.